Leases (Details) - Schedule of ROU Assets and Related Lease Liabilities ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule Of Rou Assets And Related Lease Liabilities [Abstract]
Right-of-use assets	¥ 13,607	$ 1,876	¥ 34,382
Lease liabilities, current	4,793	660	11,889
Lease liabilities, non-current	9,673	1,334	23,259
Total operating lease liabilities	¥ 14,466	$ 1,994	¥ 35,148